BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2024
Acquisitions [Abstract]
BUSINESS COMBINATIONS	BUSINESS COMBINATIONS
On 13 January 2023, Sunrise acquired all outstanding shares of the telco business of the Elektra Baselland Telecom ('EBLT') cooperative.

Fair value recognized on acquisition (CHF in millions)
Assets:
Cash and cash equivalents	5.2
Accounts receivable	3.6
Other receivables	0.6
Inventories	0.1
Accrued income	0.3
Property, plant and equipment	73.7
Intangible assets	8.1
91.6
Liabilities:
Accounts payable	(2.6)
Other current liabilities	(0.9)
Accrued liabilities	(0.7)
Deferred tax liabilities	(3.5)
(7.7)
Total identifiable net assets at fair value	83.9
Goodwill arising on acquisition	6.4
Total consideration transferred	90.3
Cash acquired with the subsidiary	(5.2)
Net cash paid for acquisition	85.1

Since the date of acquisition, EBLT has been fully integrated and therefore contributed to the continuing operations of Sunrise.